Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Stock-based compensation reserve	Accumulated Other comprehensive income (loss)	Accumulated loss	Total
Balance, beginning (in shares) at Dec. 31, 2021	99,377,349
Balance, beginning at Dec. 31, 2021	$ 224,820	$ 30,881	$ (3,498)	$ (67,301)	$ 184,902
Exercise of warrants (in shares)	532,860
Exercise of warrants	$ 3,218	(873)			2,345
Exercise of RSUs (in shares)	4,759,833
Exercise of RSUs	$ 48,504	(48,504)
Exercise of stock options (in shares)	40,000
Exercise of stock options	$ 169	(80)			89
Stock-based compensation		122,512			122,512
Net loss for the year				(127,210)	(127,210)
Other comprehensive income for the year			468		468
Balance, ending (in shares) at Dec. 31, 2022	104,710,042
Balance, ending at Dec. 31, 2022	$ 276,711	103,936	(3,030)	(194,511)	183,106
Exercise of RSUs (in shares)	5,339,429
Exercise of RSUs	$ 109,282	(109,282)
Exercise of stock options (in shares)	10,000
Exercise of stock options	$ 42	(20)			22
Stock-based compensation		64,340			64,340
Net loss for the year				(38,246)	(38,246)
Other comprehensive income for the year			5,062		$ 5,062
Balance, ending (in shares) at Dec. 31, 2023	110,059,471				110,059,471
Balance, ending at Dec. 31, 2023	$ 386,035	$ 58,974	$ 2,032	$ (232,757)	$ 214,284